February 8, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         Re:      The Gabelli Money Market Funds (the "Fund")
                  File Nos. 33-48220 and 811-6687
                  -------------------------------


Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 31, 2005 (Accession No. 0000935069-05-000149).

         Any questions with respect to this filing should be directed to my attention at (617) 338-4352.

Very truly yours,


/S/ HEATHER MELITO-DEZAN
Heather Melito-Dezan
Regulatory Administrator
Regulatory Administration Department
PFPC Inc.
99 High Street, 27th Floor
Boston, MA  02110


cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         D. O'Donnell - Willkie, Farr & Gallagher LLP
         T. Hamlin